Discontinued Operations (Summary Of Results Of Operations Of Discontinued Operations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income (loss) from discontinued operations	$ 78,707	$ (2,846)	$ 136,167
Hankinson Renewable Energy, LLC [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues	366,707	354,128	354,239
Income (loss) from operations before income taxes	40,130	(4,377)	26,744
Gain on sale before income taxes	80,834
Total income (loss) from discontinued operations before taxes	120,964	(4,377)	26,744
Provision for income taxes	42,257	(1,531)	9,324
Income (loss) from discontinued operations	78,707	(2,846)	17,420
Superior, Wisconsin And Meraux, Louisiana Refineries [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues			3,700,789
Income (loss) from operations before income taxes			188,531
Gain on sale before income taxes			9,904
Total income (loss) from discontinued operations before taxes			198,435
Provision for income taxes			79,688
Income (loss) from discontinued operations			$ 118,747